Segments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting [Abstract]
Summary of Revenue by Segment and Region

The following tables present net revenue and income from operations directly attributable to the Company's segments:

	Three Months Ended March 31, 2023
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenue	$20,811	$17,174	$31,490	$3	$69,478
Income (loss) from operations	$(1,637)	$(2,929)	$5,562	$(4,795)	$(3,799)

	Three Months Ended March 31, 2022
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenue	$24,549	$19,595	$33,657	$1,132	$78,933
Income (loss) from operations	$3,270	$916	$10,457	$(13,759)	$884

	Nine Months Ended March 31, 2023
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenue	$67,260	$63,101	$94,385	$(46)	$224,700
Income (loss) from operations	$(129,331)	$43	$16,445	$(44,238)	$(157,081)

	Nine Months Ended March 31, 2022
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenue	$62,923	$69,316	$83,349	$2,643	$218,231
Income (loss) from operations	$12,654	$14,834	$26,274	$(34,014)	$19,748

Following is financial information related to operating segments:

	Year Ended June 30, 2022
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenues	$84,534	$92,416	$113,934	$2,886	$293,770
Income (loss) from operations	$5,507	$15,047	$16,920	$(45,396)	$(7,922)

	Year Ended June 30, 2021
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenues	$72,908	$66,605	$77,440	$3,789	$220,742
Income (loss) from operations	$15,044	$11,437	$17,944	$(35,245)	$9,180

Following is financial information related to operating segments:

(in thousands)
For the year ended June 30, 2021	Wholesale	Direct to Consumer	Business to Business	Other/Non-Allocable	Total
Net revenues	$72,908	$66,605	$77,440	$3,789	$220,742
Income from operations	$15,044	$11,437	$17,944	$(35,245)	$9,180

For the year ended June 30, 2020	Wholesale	Direct to Consumer	Business to Business	Other/Non-Allocable	Total
Net revenues	$75,435	$55,639	$54,056	$4,789	$189,919
Income from operations	$14,777	$7,149	$14,783	$(28,971)	$7,738

Summary of Depreciation Expense Recognized by Operating Segment

Depreciation expense recognized by operating segment is summarized below:

(in thousands)		Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the three months ended March 31:
	2023	$7	$286	$245	$514	$1,052
	2022	$-	200	$-	$-	$200

(in thousands)		Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the Nine months ended March 31:
	2023	$20	$876	$-	$1,466	$2,362
	2022	$-	500	$-	$-	$500

Depreciation expense recognized by operating segment is summarized below:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the years ended:
2022	$130	$1,121	$1,328	$1,529	$4,108
2021	$-	$1,500	$-	$-	$1,500

Summary of Amortization Expense Recognized by Operating Segment

Amortization expense recognized by operating segment is summarized below:

(in thousands)		Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the three months ended March 31:
	2023	$636	$798	$379	$-	$1,813
	2022	$620	1,400	$63	$-	2,083

(in thousands)		Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the Nine months ended March 31:
	2023	$1,868	$2,407	$1,141	$13	$5,429
	2022	$1,038	2,832	$68	$-	3,938

Amortization expense recognized by operating segment is summarized below:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the years ended:
2022	$1,657	$3,579	$712	$-	$5,948
2021	$-	$100	$-	$-	$100